RESERVES, Movements in Foreign Currency Translation Reserve (Details) - USD ($)	11 Months Ended	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2023	Jun. 30, 2022
RESERVES [Abstract]
Balance at start of year		$ (596,331)
Exchange differences arising on translation into presentation currency	$ (2,419)	(411,913)	$ (593,912)
Balance at end of year		$ (1,008,244)	$ (596,331)